Events after the balance sheet date (Details) - GBP (£) £ in Millions				2 Months Ended	3 Months Ended		12 Months Ended
		Jan. 30, 2024	Jan. 01, 2024	Feb. 22, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	[3]	Dec. 31, 2021	[3]	Feb. 01, 2024
Disclosure of non-adjusting events after reporting period [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	[1],[2]						£ (296.0)	£ 1,947.0		£ (67.0)
Litigation Concluded | UK Prudential Regulation Authority
Disclosure of non-adjusting events after reporting period [line items]
Expense from fines and penalties		£ 57.0		£ 57.0
Other disposals of assets | HSBC SFH (France) | HSBC Continental Europe
Disclosure of non-adjusting events after reporting period [line items]
HSBC Bank plc’s interest in equity capital			100.00%
Other disposals of assets | Credit Logement | HSBC Continental Europe
Disclosure of non-adjusting events after reporting period [line items]
HSBC Bank plc’s interest in equity capital			3.00%
Major business combination | HSBC Private Bank (Suisse) SA
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value												£ 1,100.0
France retail banking operations | Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation					£ 1,500.0
France Retail Banking Business
Disclosure of non-adjusting events after reporting period [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							£ (200.0)
Reversal of impairment loss recognised in profit or loss						£ 1,700.0
France Retail Banking Business | Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Reversal of impairment loss recognised in profit or loss						£ 1,700.0

[1]	In 2022, a £0.2bn impairment loss on the planned sale of our business in Russia was recognised upon classification as held for sale in accordance with IFRS 5. As at 31 December 2023, the outcome of the planned sale become less certain. This resulted in the reversal of £0.2bn of the previously recognised loss, as the business was no longer classified as held for sale. However, owing to restrictions impacting the recoverability of assets in Russia, we recognised a charge of £0.2bn in other operating income.
[2]	In relation to the sale of our retail banking operations in France, we recognised a £1.7bn impairment loss in 3Q22 on initial classification of the business as held-for-sale. In 1Q23, we reversed the £1.7bn impairment loss as the sale became less certain. On subsequent re-classification of the business as held-for-sale in 4Q23, we recognised a £1.5bn impairment loss.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.